INVESTMENTS AND OTHER FINANCIAL ASSETS - Investments and Other Financial Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments and other financial assets [Abstract]
Investments and other financial assets	€ 25,972	€ 23,340	€ 20,948
Other securities and financial assets	6,162	6,698
Total investments and other financial assets	€ 32,134	€ 30,038